SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2011	2010
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	73.3%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine(3)	Consolidated	100.0%	100.0%
Multiregion(4)	Consolidated	—	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	—
Infocentr	Consolidated	100.0%	—
Inteleca Group	Consolidated	100.0%	—
Altair	Consolidated	100.0%	—
Sistema Telecom	Consolidated	100.0%	100.0%
TS-Retail	Consolidated	100.0%	96.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.1%	51.3%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Comstar-UTS(5)	Consolidated	—	73.3%
Dagtelecom(5)	Consolidated	—	100.0%
Evrotel(5)	Consolidated	—	100.0%
Intellect Telecom	Equity	47.0%	22.5%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

(3)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(4)
Merged with Comstar-Regions on December 6, 2011.

(5)
Merged with MTS OJSC on April 1, 2011.

Schedule of estimated average subscriber lives

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years